List of subsidiaries are as follows (Details Narrative) - Alps Life Science Inc [Member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Nov. 06, 2024	Jul. 24, 2024	Jul. 04, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				53.00%	1.00%	46.00%
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Global Holding Berhad
Date of acquisition	June 11, 2024
Place of incorporation	Malaysia
Effective interest rate	100.00%
Place of incorporation	Investment holding company
ALPS Biotech Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps
Date of acquisition	May 9, 2019
Place of incorporation	Malaysia
Effective interest rate	95.00%	95.00%
Place of incorporation	Investment advisory services, leasing of intellectual property and research and development on medical sciences
Alpscap Berhad [member]
IfrsStatementLineItems [Line Items]
Name of company	Alpscap Berhad
Date of acquisition	April 11, 2018
Place of incorporation	Malaysia
Effective interest rate	51.00%	51.00%
Place of incorporation	Investment holding
ALPS Wellness Centre Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Wellness Centre Sdn. Bhd.
Date of acquisition	March 31, 2021
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Business of health screening, beauty aesthetics and to act as wellness centre
Celestialab Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Celestialab Sdn. Bhd.
Date of acquisition	February 7, 2018
Place of incorporation	Malaysia
Effective interest rate	100.00%		100.00%
Place of incorporation	Medical research, cultivating and manufacturing stem cells
Celebre Pro Medic Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Celebre Pro Medic Sdn. Bhd.
Date of acquisition	July 15, 2020
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Business of beauty, healthcare consultancy and therapist
Mont Life (M) Sdn. Bhd. [Member]
IfrsStatementLineItems [Line Items]
Name of company	Mont Life (M) Sdn. Bhd.
Date of acquisition	July 6, 2020
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Mygenome Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Mygenome Sdn. Bhd.
Date of acquisition	November 27, 2018
Place of incorporation	Malaysia
Effective interest rate	99.00%	99.00%
Place of incorporation	Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
TMC Global Holdings Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	TMC Global Holdings Sdn. Bhd.
Date of acquisition	July 15, 2020
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Beauty and health care consultants
Alps Insurance PCC INC [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Insurance PCC INC
Date of acquisition	April 10, 2024
Place of incorporation	Labuan
Effective interest rate	51.00%	51.00%
Place of incorporation	Licensed Labuan insurance captive